Offerings - Offering: 1	Oct. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $ 0.00001 per share
Amount Registered | shares	85,000,000
Proposed Maximum Offering Price per Unit	1.57
Maximum Aggregate Offering Price	$ 133,450,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 11,610.15
Offering Note	(1) Represents 85,000,000 ordinary shares, par value of $0.00001 (the "Ordinary Shares") of SL Science Holding Limited (the "Company") issuable pursuant to the Company's 2026 Equity Incentive Plan. (2) The proposed maximum offering price per Ordinary Share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$1.57 per Ordinary Share, the average of the high and low prices for the Company's Ordinary Shares as quoted on the Nasdaq Capital Market on October 6, 2026.